As filed with the Securities and Exchange Commission on March 2, 2010
Investment Company Act File Number 811-4922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

California Daily Tax Free Income Fund, Inc.
(Exact name of registrant as specified in charter)
600 Fifth Avenue
New York, NY  10020
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:                                                      December 31

Date of reporting period:                                                   December 31, 2009

Item 1: Report to Stockholders

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.	600 FIFTH AVENUE NEW YORK, NY 10020 (212) 830-5200

Dear Shareholder:

As we look forward to what is on the 2010 horizon, it is imperative we take a look back at the events of the past year, and what a year it was! Many events took place that affected the money market industry, but the recession and an impending regulatory overhaul had the most impact.

Given the financial meltdown and subsequent government bailouts, the financial markets braced for excess government scrutiny during 2009, and money markets were not exempt from this attention. In June, the SEC proposed changes to liquidity, maturity, and credit quality requirements, as well as other rules that govern money market funds. These changes were proposed so as to prevent a money market fund from ever again “breaking the buck”. Formal rule changes are anticipated in the first quarter of 2010, and regardless of the issue date, Reich & Tang will be able to comply with the new rules in a timely fashion.

Looking forward, we are beginning to see signs that the economy is on the right track. Data suggests that jobs will be created, instead of lost, sometime in the first half of 2010. With consumer confidence starting to come off its lows of 2009, GDP should continue to grow slowly. While it is going to take some time, and while the economic data will not always be positive, we do expect the economy to continually improve throughout the year. As a result, we anticipate the Federal Reserve will start to raise rates slowly in the second half of 2010, which would be a much needed boon to savers.

Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our goals of safety and preservation of capital continually drive our investment analysis and decisions. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients. We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 36 years.

Sincerely,

Michael P. Lydon
President

[This Page Intentionally Left Blank.]

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 through December 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During the Period *	Annualized Expense Ratio *

Actual	$1,000.00	$1,000.00	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
Class B Shares

Actual	$1,000.00	$1,000.00	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
California Tax Exempt Liquidity Fund (“Advantage Shares”)

Actual	$1,000.00	$1,000.00	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%

*
Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (July 1, 2009 through December 31, 2009), multiplied by 184/365 (to reflect the six month period).

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

					Ratings (a)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Tax Exempt Commercial Paper (3.47%)

$6,970,000	California State University Institute – Series A LOC State Street Bank & Trust Company/ JPMorgan Chase Bank, N.A.	01/05/10	0.20%	$6,970,000	P-1	A-1+

6,970,000	Total Tax Exempt Commercial Paper			6,970,000

Tax Exempt General Obligation Notes & Bonds (2.00%)

$2,000,000	Oconomowoc Area School District (Dodge, Jefferson and Waukesha Counties), WI 2009 TRAN	08/23/10	0.75%	$2,012,718	MIG-1
2,000,000	School District of New Berlin (Waukesha County), WI 2009 TRAN	08/25/10	0.75	2,006,407	MIG-1

4,000,000	Total Tax Exempt General Obligation Notes & Bonds			4,019,125

Variable Rate Demand Instruments (b) (94.81%)

$4,300,000	Alameda – Contra Costa, CA Schools Financing Authority (Capital Improvement Financing Project) – Series K LOC KBC Bank, N.V.	08/01/32	0.39%	$4,300,000		A-1
6,600,000	Association for Bay Area Government Finance Authority For Nonprofit Corporations RB (On Lok Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.17	6,600,000	VMIG-1
4,800,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations Refunding and Revenue Bonds (Valley Christian Schools) LOC Bank of America, N.A.	11/01/32	0.25	4,800,000	VMIG-1
1,935,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations Revenue Refunding COPs (America Baptist Homes of the West Facilities Project) – Series 1997C LOC U.S. Bank, N.A.	10/01/27	0.20	1,935,000		A-1+
500,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations Revenue Refunding COPs (America Baptist Homes of the West Facilities Project) – Series 1997D LOC U.S. Bank, N.A.	10/01/27	0.20	500,000		A-1+

The accompanying notes are an integral part of these financial statements.

					Ratings (a)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Variable Rate Demand Instruments (b) (continued)

$560,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A LOC U.S. Bank, N.A.	08/01/21	0.17%	$560,000	VMIG-1	A-1+
1,820,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 2002A LOC Wachovia Bank, N.A.	09/01/25	0.18	1,820,000	VMIG-1
1,800,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 2002B LOC Wachovia Bank, N.A.	09/01/25	0.18	1,800,000	VMIG-1
620,000	California Infrastructure & Economic Development Bank RB (The Colburn School) – Series 2008 LOC Allied Irish Banks PLC	08/01/37	0.25	620,000		A-1
1,400,000	California Infrastructure & Economic Development Bank RB (The J. Paul Getty Trust) – Series 2003D	04/01/33	0.20	1,400,000	VMIG-1	A-1+
5,300,040	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996C LOC JPMorgan Chase Bank, N.A.	11/01/26	0.20	5,300,040		A-1+
1,900,000	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996F LOC JPMorgan Chase Bank, N.A.	11/01/26	0.20	1,900,000		A-1+
1,650,000	California State Department of Water Resources Power Supply RB – Series 2002B-2 LOC BNP Paribas	05/01/22	0.26	1,650,000	VMIG-1	A-1+
600,000	California State Department of Water Resources Power Supply RB – Series 2002B-4 LOC Bayerische Landesbank	05/01/22	0.22	600,000	VMIG-1	A-1+
5,490,000	California State Department of Water Resources Power Supply RB – Series 2002C-15 LOC Bank of Nova Scotia	05/01/22	0.17	5,490,000	VMIG-1	A-1+
9,900,000	California Statewide Communities Development Authority MHRB (Maple Square Apartment Homes Project) – Series 2004AA (c) LOC Citibank, N.A.	08/01/39	0.31	9,900,000		A-1

The accompanying notes are an integral part of these financial statements.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) DECEMBER 31, 2009

					Ratings (a)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Variable Rate Demand Instruments (b) (continued)

$8,000,000	California Statewide Communities Development Authority MHRB (Westgate Pasadena Apartment Project) – Series 2007G (c) LOC Bank of America, N.A.	04/01/42	0.23%	$8,000,000	VMIG-1
4,970,000	California Statewide Communities Development Authority RB (Rady Children’s Hospital, San Diego) – Series 2008B LOC Bank of the West	08/15/47	0.20	4,970,000	VMIG-1	A-1+
1,320,000	Carlsbad, CA MHRB (Santa Fe Ranch Apartments Project) – Series 1993A Guaranteed by Federal Home Loan Mortgage Corporation	06/01/16	0.26	1,320,000	VMIG-1
5,000,000	City of Santa Clara, CA Subordinated Electric RB – Series 2008B LOC Dexia CLF	07/01/27	0.22	5,000,000		A-1
3,220,000	City of Stockton, CA HFRB (Dameron Hospital Association Project) – Series 2002A LOC Citibank, N.A.	12/01/32	0.25	3,220,000	VMIG-1
6,800,000	City of Upland, CA Apartment Development Revenue Refunding Bonds (Mountain Springs) – Series 1998A Guaranteed by Federal National Mortgage Association	11/15/28	0.19	6,800,000		A-1+
400,000	County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond (Rivershore Apartments Project) – Series 1992B Collateralized by Federal National Mortgage Association	11/15/22	0.20	400,000		A-1+
3,500,000	County of San Mateo, CA MHRB (Pacific Oaks Apartments Project) – Series 1987A (c) LOC Wells Fargo Bank, N.A.	07/01/17	0.32	3,500,000	VMIG-1
4,200,000	Fremont, CA COPs (1998 Family Resource Center Financing Project) LOC KBC Bank, N.V.	08/01/28	0.28	4,200,000		A-1+
2,000,000	Irvine, CA Assessment District # 89-10 (Orange County) Updates Improvement Bond LOC Bayerische HypoVereins Bank AG	09/02/15	0.20	2,000,000	VMIG-1	A-1+
300,000	Irvine, CA Assessment District # 94-13 (Oak Creek) Limited Obligation Improvement Bond LOC State Street Bank & Trust Company	09/02/22	0.20	300,000	VMIG-1	A-1+
956,000	Irvine, CA Limited Obligation Improvement Bond Assessment District # 00-18 Series A LOC Bank of New York Mellon	09/02/26	0.20	956,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

					Ratings (a)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Variable Rate Demand Instruments (b) (continued)

$2,527,000	Irvine, CA Limited Obligation Improvement Bond Assessment District # 03-19 Series A LOC Bank of New York Mellon/ California State Teachers Retirement System	09/02/29	0.20%	$2,527,000	VMIG-1
300,000	Irvine, CA Limited Obligation Improvement Bond Assessment District # 04-20 Series A LOC KBC Bank, N.V.	09/02/30	0.20	300,000	VMIG-1
800,000	Irvine, CA Limited Obligation Improvement Bond Assessment District # 97-17 LOC State Street Bank & Trust Company	09/02/23	0.20	800,000	VMIG-1	A-1+
11,390,000	Irvine Ranch, CA Water District Consolidated Refunding Series 2008B GO of Improvement District #s 105, 113, 213 & 250 LOC Landesbank Baden-Wurttemberg	05/01/37	0.30	11,390,000	VMIG-1	A-1+
1,200,000	Irvine Ranch, CA Water District GO of Improvement District # 282 Series A LOC Landesbank Hessen Thuringen Gironzentrale	11/15/13	0.20	1,200,000		A-1+
1,900,000	Irvine Ranch, CA Water District Waterworks Bond Series 1988 Improvement District # 284 Series A LOC Landesbank Hessen Thuringen Gironzentrale	11/15/13	0.20	1,900,000		A-1+
700,000	Jacksonville, FL Health Facilities Authority Hospital RB (Baptist Medical Center Project) – Series 2003B LOC Bank of America, N. A.	08/15/33	0.21	700,000		A-1+
5,030,000	Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds (Public Facilities Project) – Series 2000A Guaranteed by California State Teachers Retirement System	02/01/32	0.27	5,030,000		A-1+
3,300,000	Los Angeles, CA Housing Authority MHRB (Malibu Meadows Project) – Series 1998B Collateralized by Federal National Mortgage Association	04/15/28	0.18	3,300,000		A-1+
9,900,000	Metropolitan Water District of Southern California Water RB 2000 Authorization, Series B-3	07/01/35	0.20	9,900,000	VMIG-1	A-1+
6,200,000	M-S-R Public Power Agency, CA San Juan Project Subordinate Lien RB – Series 2008M LOC Dexia CLF	07/01/22	0.20	6,200,000		A-1
4,900,000	New York State Local Government Assistance Corporation – Series 1995D LOC Societe Generale	04/01/25	0.22	4,900,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009

					Ratings (a)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Variable Rate Demand Instruments (b) (continued)

$2,100,000	Oakland-Alameda County Coliseum Authority, CA Lease RB (Oakland Coliseum Project) – Series C-1 LOC Bank of America/California State Teachers Retirement System	02/01/25	0.27%	$2,100,000	VMIG-1	A-1+
3,000,000	Orange County, CA Irvine Coast Assessment District # 88-1 Limited Obligation Improvement Bond Act 1915 LOC KBC Bank, N.V.	09/02/18	0.20	3,000,000	VMIG-1	A-1+
500,000	Palm Beach County, FL RB Series 1995 (Norton Gallery and School of Art, Inc. Project) LOC Northern Trust	05/01/25	0.38	500,000		A-1+
2,000,000	Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/ California State Teachers Retirement System	09/01/35	0.25	2,000,000		A-1+
2,000,000	Riverside County, CA 1985 COPs (ACES) Type One Series A LOC State Street Bank & Trust Company	12/01/15	0.29	2,000,000	VMIG-1	A-1+
200,000	Rohnert Park, Sonoma County, CA MHRB (Crossbrook Apartments) – Series 1995A Guaranteed by Federal National Mortgage Association	06/15/25	0.21	200,000		A-1+
6,400,000	Sacramento County, CA 1990 COPs (Administration Center and Court House Project) LOC Bayerische Landesbank	06/01/20	0.29	6,400,000	VMIG-1	A-1+
2,200,000	San Bernardino County, CA COPs (1996 County Center Refinancing Project) LOC BNP Paribas	07/01/15	0.17	2,200,000	VMIG-1	A-1+
2,000,000	San Bernardino County, CA Multifamily Mortgage RB (Parkview Place Apartments) – Series 2004A Collateralized by Federal National Mortgage Association	02/15/27	0.21	2,000,000		A-1+
5,500,000	San Francisco, CA Redevelopment Agency of City & County (Filmore Center) – Series A1 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/17	0.28	5,500,000		A-1+
2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A Collateralized by Federal National Mortgage Association	02/15/27	0.19	2,675,000		A-1+

The accompanying notes are an integral part of these financial statements.

					Ratings (a)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Variable Rate Demand Instruments (b) (continued)

$1,800,000	Santa Clara County, El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A LOC State Street Bank & Trust Company	08/01/15	0.29%	$1,800,000	VMIG-1
8,000,000	Simi Valley, CA MHRB (Lincoln Wood Ranch) – Series 1990 Guaranteed by Federal Home Loan Mortgage Corporation	06/01/10	0.19	8,000,000		A-1+
1,000,000	State of California GO – Series 2005B-7 LOC Landesbank Hessen Thuringen Girozentrale	05/01/40	0.27	1,000,000	VMIG-1	A-1+
8,000,000	State of California (Kindergarten University Public Education Facilities RB), CA – Series 2004-A3 LOC State Street Bank & Trust Company/California State Teachers Retirement System	05/01/34	0.27	8,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale University Issue) – Series V-1	07/01/36	0.22	2,000,000	VMIG-1	A-1+
3,200,000	Turlock, CA Irrigation District COPs (Capital Improvement and Refunding Project) – Series 2001A LOC Societe Generale	01/01/31	0.20	3,200,000		A-1+

190,563,040	Total Variable Rate Demand Instruments			190,563,040

Variable Rate Demand Instruments - Private Placements (b) (0.56%)

$1,130,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B LOC Wells Fargo Bank, N.A.	12/01/14	1.62%	$1,130,000	P-1	A-1+

1,130,000	Total Variable Rate Demand Instruments - Private Placements			1,130,000

	Total Investments (100.84%) (cost $202,682,165†)			$202,682,165
	Liabilities in excess of cash and other assets (-0.84%)			(1,697,096)

	Net Assets (100.00%)			$200,985,069

†	Aggregate cost for federal income taxes is substantially the same. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

The accompanying notes are an integral part of these financial statements.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONCLUDED)
DECEMBER 31, 2009

FOOTNOTES:

(a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)
Securities are payable on demand at par including accrued interest (usually with seven days’ notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)	Security subject to alternative minimum tax.

KEY:
ACES	=	Adjustable Convertible Extendible Securities
COP	=	Certificates of Participation
GO	=	General Obligation
HEFA	=	Health and Education Facilities Authority
HFFA	=	Health Facility Finance Authority
HFRB	=	Health Facility Revenue Bond
LOC	=	Letter of Credit
MHRB	=	Multi-Family Housing Revenue Bond
PCFA	=	Pollution Control Finance Authority
RB	=	Revenue Bond
TRAN	=	Tax and Revenue Anticipation Notes

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)

States	Value	% of Portfolio

California	$190,563,040	94.02%
Connecticut	2,000,000	0.99
Florida	1,200,000	0.59
New York	4,900,000	2.42
Wisconsin	4,019,125	1.98
Total	$202,682,165	100.00%

BREAKDOWN OF HOLDINGS BY MATURITY* (UNAUDITED)

Securities Maturing in	Value	% of Portfolio

Less than 31 days	$198,663,040	98.02%
31 through 60	-0-	0.00
61 through 90	-0-	0.00
91 through 120	-0-	0.00
121 through 180	-0-	0.00
Over 180 days	4,019,125	1.98
Total	$202,682,165	100.00%

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

The accompanying notes are an integral part of these financial statements.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

ASSETS
Investments in securities, at amortized cost (Note 1)	$202,682,165
Accrued interest receivable	61,336
Prepaid expenses	10,371

Total assets	202,753,872

LIABILITIES
Payable to affiliates (Note 2)	40,150
Due to custodian	1,617,832
Accrued expenses	110,821

Total liabilities	1,768,803

Net assets	$200,985,069

SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 5)	$200,981,360
Accumulated undistributed net investment income	3,709

Net assets	$200,985,069

Net asset value, per share (Note 5):
Class Name	Net Assets	Shares Outstanding	Net Asset Value

Class A Shares	$137,817,614	137,825,859	$1.00
Class B Shares	$2,964,232	2,964,409	$1.00
Advantage Shares	$60,203,223	60,206,825	$1.00

The accompanying notes are an integral part of these financial statements.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009

INVESTMENT INCOME
Income:
Interest	$947,734

Expenses: (Note 2)
Investment management fee	693,367
Administration fee	485,357
Distribution fee (Advantage shares)	269,260
Shareholder servicing fee (Class A shares)	333,520
Shareholder servicing fee (Advantage shares)	149,589
Custodian expenses	18,493
Shareholder servicing and related shareholder expenses†	139,883
Legal, compliance and filing fees	67,143
Audit and accounting	146,115
Directors’ fees and expenses	25,720
Miscellaneous	114,647

Total expenses	2,443,094
Less: Fees Waived (Note 2)	(1,507,117)

Net expenses	935,977

Net investment income	11,757

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	21,051

Increase in net assets from operations	$32,808

†	Includes class specific transfer agency expenses of $66,973 and $2,237 for Class A and Class B shares, respectively.

The accompanying notes are an integral part of these financial statements.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2009 AND 2008

	2009	2008

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$11,757	$3,352,987
Net realized gain (loss) on investments	21,051	33,663

Increase in net assets from operations	32,808	3,386,650

Dividends to shareholders from net investment income:*
Class A shares	(7,098)	(2,347,733)
Class B shares	(298)	(198,898)
Advantage shares	(4,361)	(806,356)

Total dividends to shareholders	(11,757)	(3,352,987)

Capital share transactions (Note 5):
Class A shares	(9,280,138)	(71,776,809)
Class B shares	(2,545,527)	(13,502,522)
Advantage shares	(5,369,935)	10,639,796

Total capital share transactions	(17,195,600)	(74,639,535)

Total increase (decrease)	(17,174,549)	(74,605,872)

Net assets:
Beginning of year	218,159,618	292,765,490

End of year	$200,985,069	$218,159,618

Undistributed net investment income	$3,709	$3,709

*	Designated as exempt-interest dividends for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

a) Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Securities Transactions and Investment Income -

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

c) Federal Income Taxes -

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements.

Consistent with the provisions of GAAP, management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2007-2009, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

1. Summary of Accounting Policies (continued)

d) Dividends and Distributions -

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

e) Accounting Estimates -

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) Representations and Indemnifications -

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

g) Allocation of Income and Expenses -

The Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended December 31, 2009, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

h) Risks -

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 91% of the Fund’s investments are further secured, as to

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. Summary of Accounting Policies (continued)

principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at December 31, 2009, Reich & Tang Asset Management LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets

Pursuant to the Fund’s Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of December 31, 2009, the following amounts included in the Statement of Assets and Liabilities were payable to affiliates of the Fund:

Fee Type	Affiliate	Amount

Investment Management fee	Manager	$40,150

2. Investment Management Fees and Other Transactions with Affiliates (continued)

For the year ended December 31, 2009, the following fees were waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Management fees	$292,783
Administration fees	398,006
Distribution fees - Advantage shares	269,260
Shareholder servicing fees - Class A	331,700
Shareholder servicing fees - Advantage shares	148,247
Transfer agency fees - Class A	64,951
Transfer agency fees - Class B	2,170

Total Fees Waived	$1,507,117

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the year ended December 31, 2009, these fees after waivers amounted to:

	Amount	%

Class A shares	$18,429	0.01%
Class B Shares	93	0.00%

Total Transfer Agency Fees	$18,522

As of December 31, 2009, no Directors or Officers had investments in the Fund.

3. Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. Securities Transactions with Affiliated Funds (continued)

sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended December 31, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases	$66,205,000
Sales	80,425,000
Gain/(Loss)	-0-
4. Compensating Balance Arrangement and Other Transactions

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). To compensate the Bank for such activity, the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon an agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5. Capital Stock

At December 31, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

	Year Ended December 31, 2009		Year Ended December 31, 2008

Class A	Net Assets	Shares	Net Assets	Shares

Sold	$469,670,912	469,670,912	$955,026,328	955,026,328
Issued on reinvestment of dividends	7,089	7,089	2,088,805	2,088,805
Redeemed	(478,958,223)	(478,958,223)	(1,028,894,732)	(1,028,894,732)
Additional paid-in-capital*	84	-0-	2,790	-0-

Net increase (decrease)	$(9,280,138)	(9,280,222)	$(71,776,809)	(71,779,599)

Class B	Net Assets	Shares	Net Assets	Shares

Sold	$34,644,762	34,644,762	$64,490,582	64,490,582
Issued on reinvestment of dividends	298	298	198,770	198,770
Redeemed	(37,190,590)	(37,190,590)	(78,192,050)	(78,192,050)
Additional paid-in-capital*	3	-0-	176	-0-

Net increase (decrease)	$(2,545,527)	(2,545,530)	$(13,502,522)	(13,502,698)

5. Capital Stock (continued)

	Year Ended December 31, 2009		Year Ended December 31, 2008

Advantage Shares	Net Assets	Shares	Net Assets	Shares

Sold	$142,726,823	142,726,823	$269,752,184	269,752,184
Issued on reinvestment of dividends	4,361	4,361	806,346	806,346
Redeemed	(148,101,119)	(148,101,119)	(259,918,734)	(259,918,734)

Net increase (decrease)	$(5,369,935)	(5,369,935)	$10,639,796	10,639,796

*	During the year ended December 31, 2009 and 2008, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.
6. Tax Information

The tax character of all distributions paid during the years ended December 31, 2009 and 2008 was as follows.

	2009	2008

Tax-exempt income	$11,757	$3,352,987
During the year ended December 31, 2009, the Fund utilized $21,051 of its loss carry forwards and $18,786 expired on December 31, 2009.

At December 31, 2009, the Fund had $3,709 of tax-exempt distributable earnings.

7. Tax Components of Net Assets

As of December 31, 2009, the components of net assets on a tax basis were as follows:

Capital Stock	$200,981,360
Undistributed tax-exempt income	3,709

Net assets	$200,985,069

8. Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. Additional Valuation Information (continued)

Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level3)

Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$202,682,165	$-0-

Total	$-0-	$202,682,165	$-0-

For the year ended December 31, 2009, there were no Level 1 or 3 investments.

9. Subsequent Events
Events and transactions from January 1, 2010 through February 22, 2010 have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in, or adjustment to, the Fund’s financial statements through this date.

10. Financial Highlights

	Years Ended December 31,

Class A shares	2009	2008	2007	2006	2005

Per Share Operating Performance: (for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.012	0.027	0.024	0.015
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.012	0.027	0.024	0.015

Less distributions from:
Dividends from net investment income	(0.000)	(0.012)	(0.027)	(0.024)	(0.015)
Net realized gains on investments	(—)	(—)	(—)	(—)	(—)

Total Distributions	(0.000)	(0.012)	(0.027)	(0.024)	(0.015)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00%	1.22%	2.72%	2.45%	1.50%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$137,818	$147,084	$218,833	$166,999	$172,476
Ratios to average net assets:
Expenses (net of fees waived) (a)	0.40%	0.85%	0.88%	0.91%	0.88%
Net investment income	0.00%	1.27%	2.69%	2.40%	1.44%
Management and/or administration fees waived	0.30%	—	—	—	—
Shareholder servicing fees waived	0.20%	0.01%	—	—	—
Transfer agency fees waived	0.04%	—	—	—	—
Expenses paid indirectly	—	0.00%	0.00%	—	0.00%
(a) Includes expenses paid indirectly, if applicable.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. Financial Highlights (continued)

	Years Ended December 31,

Class B shares	2009	2008	2007	2006	2005

Per Share Operating Performance: (for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.014	0.029	0.026	0.017
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.014	0.029	0.026	0.017

Less distributions from:
Dividends from net investment income	(0.000)	(0.014)	(0.029)	(0.026)	(0.017)
Net realized gains on investments	(—)	(—)	(—)	(—)	(—)

Total Distributions	(0.000)	(0.014)	(0.029)	(0.026)	(0.017)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	1.43%	2.95%	2.66%	1.68%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$2,964	$5,509	$19,008	$18,439	$20,663
Ratios to average net assets:
Expenses (net of fees waived) (a)	0.41%	0.64%	0.67%	0.71%	0.71%
Net investment income	0.01%	1.58%	2.92%	2.60%	1.58%
Management and/or administration fees waived	0.30%	—	—	—	—
Transfer agency fees waived	0.05%	—	—	—	—
Expenses paid indirectly	—	0.00%	0.00%	—	0.00%

(a) Includes expenses paid indirectly, if applicable.

10. Financial Highlights (continued)

	Years Ended December 31,

Advantage shares	2009	2008	2007	2006	2005

Per Share Operating Performance: (for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.011	0.026	0.023	0.014
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.011	0.026	0.023	0.014

Less distributions from:
Dividends from net investment income	(0.000)	(0.011)	(0.026)	(0.023)	(0.014)
Net realized gains on investments	(—)	(—)	(—)	(—)	(—)

Total Distributions	(0.000)	(0.011)	(0.026)	(0.023)	(0.014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	1.12%	2.58%	2.34%	1.38%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$60,203	$65,567	$54,924	$48,001	$34,387
Ratios to average net assets:
Expenses (net of fees waived) (a)	0.42%	0.95%	1.02%	1.02%	1.00%
Net investment income	0.01%	1.12%	2.55%	2.28%	1.34%
Management and/or administration fees waived	0.30%	—	—	—	—
Distribution and shareholder servicing fees waived	0.70%	0.36%	0.30%	0.34%	0.35%
Expenses paid indirectly	—	0.00%	0.00%	—	0.00%
(a) Includes expenses paid indirectly, if applicable.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
California Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2010

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (UNAUDITED)

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than December 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

DISTRIBUTIONS

The Fund paid tax-exempt distributions in the amount of $ 11,757 during the year ended December 31, 2009.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On September 17, 2009, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contract, the Board of Directors (the “Directors”) of the California Daily Tax Free Income Fund, Inc. (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.
The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the economy in general and the entities whose securities are included in the Fund’s portfolio, and the money market industry; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Directors also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED) (UNAUDITED)

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

2)	The performance of the Fund and the Manager.
The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-month and one-, three-, five- and ten-year periods ended June 30, 2009. The peer group categories included: (i) the Fund and nine other California tax-exempt money market funds, as classified by Lipper (“performance group 1”); (ii) the Fund and four other California tax-exempt money market funds chosen by the Manager that are considered to be competitors of the Fund (“performance group 2”);and (iii) a peer group of the Fund and all retail and institutional California tax-exempt money market funds in the Lipper universe regardless of asset size or distribution channel (“performance universe”). These peer groups are collectively referred to as the “Peer Groups.” The Directors used the Fund’s performance against its Peer Groups to provide objective comparative benchmarks against which they could assess the Fund’s performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund’s shareholders the performance that was available in the marketplace given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the Fund’s performance, the Board noted the Fund’s performance was satisfactory as compared to its Peer Groups. In particular, the Directors noted that the Fund’s ranking against its Peer Universe was in the 1st quintile for the one month period and the 4th quintile for the one-year, three-year, five-year and ten-year periods. The Board also considered the Manager’s explanation that its investment strategy and process was generally more conservative than many of its competitors.

In connection with its assessment of the performance of the Manager, the Directors considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.
In connection with the Directors’ consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups (noting that the only difference in the Peer Groups for expense comparison purposes from the Peer Groups for performance comparison purposes was that the expense universe Peer Group was smaller in that it consisted of only other retail no-load California tax exempt money market funds). The Directors also considered comparative total fund expenses of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)
reasonableness of the Fund’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund’s management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the Peer Groups. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2008. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager’s affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang’s cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
With respect to the Directors’ consideration of economies of scale, the Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there was significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.
In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager’s affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED) (UNAUDITED)

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

5)	Other Factors. (continued)
Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund’s management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
DIRECTORS AND OFFICERS INFORMATION (UNAUDITED)

Directors and Officers Information
December 31, 20091

Name, Address2, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served3	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Disinterested Directors:
Albert R. Dowden, 1941	Director	Since 2008	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and AIM Funds.	Director/Trustee of five portfolios	Director/Trustee for Natures Sunshine Products, Inc., Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation, AIM Funds and CompuDyne Corporation.

Carl Frischling, Esq., 1937	Director	Since 2008	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994.	Director/Trustee of five portfolios	Director of AIM Funds.

Edward A. Kuczmarski, 1949	Director	Since 2006	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of six portfolios	Trustee of the Empire Builder Tax Free Bond Fund and Director of ISI Funds.

William Lerner, Esq., 1936	Director	Since 2008	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters.	Director/Trustee of five portfolios	Director of MTM Technologies, Inc.

Dr. W. Giles Mellon, 1931	Director	Since 1987	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966.	Director/Trustee of five portfolios	None

James L. Schultz, 1936	Director	Since 2008	Self-employed as a consultant.	Director/Trustee of five portfolios	Director of Computer Research, Inc.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
DIRECTORS AND OFFICERS INFORMATION (CONTINUED) (UNAUDITED)

Directors and Officers Information (continued)
December 31, 20091

Name, Address2, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served3	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Disinterested Directors (continued):
Robert Straniere, Esq., 1941	Director	Since 1987
Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005. President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor- Davidoff law firm, 2006 to 2007. Administrative Law Judge, 2009

				Director/Trustee of five portfolios	Director of Sparx Japan Funds

Dr. Yung Wong, 1938	Director	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of five portfolios	Director of KOAH, Inc and Director of the Senior Network.

Directors and Officers Information (continued)
December 31, 20091

Name, Address2, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served3	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Interested Directors/Officers:
Steven W. Duff, 1953	Director4 President and Director	Since 1994 1994 to 2007
Executive Vice President, Chief Investment Officer and Manager of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor. Mr. Duff has been associated with RTAM, LLC since 1994.Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex. Mr. Duff also serves as a Director of Reich & Tang Services, Inc. and Director, Chief Executive Officer and President of Reich & Tang Distributors, Inc. Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

				Director/Trustee of six portfolios	None

Michael P. Lydon, 1963	President and Director Vice President	Since 2007 2005-2007
President, Chief Executive Officer and Member of RTAM, LLC. Associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex, President to New York Daily Tax Free Income Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. Mr. Lydon also serves as President, Chief Executive Officer and Director for Reich & Tang Services, Inc., Executive Vice President and Director of Reich & Tang Distributors Inc. and President, Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC. Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.

				Director/Trustee of five portfolios	None

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
DIRECTORS AND OFFICERS INFORMATION (CONTINUED) (UNAUDITED)

Directors and Officers Information (continued)
December 31, 20091

Name, Address2, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served3	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Interested Directors/Officers (continued):
Mia Bottarini, 1966	Vice President and Assistant Treasurer	Since 2008
Vice President of RTAM LLC. Ms. Bottarini is also Vice President and Assistant Treasurer of three other funds in the Reich & Tang Complex. Ms. Bottarini has been associated with RTAM LLC and its predecessors since June 1984.

				N/A	N/A

Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007
Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer and Secretary of Reich & Tang Deposit Solutions, LLC and Senior Vice President, Chief Compliance Officer and AML Officer of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc. From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management. From March 2002 to February 2007. Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.

				N/A	N/A

Directors and Officers Information (continued)
December 31, 20091

Name, Address2, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served3	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Interested Directors/Officers (continued):
Richard De Sanctis, 1956	Vice President	Since 2005
Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of three other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Director, Executive Vice President and Chief Operating Officer of Reich & Tang Services, Inc., and Director, Executive Vice President, Chief Financial Officer and Chief Operating Officer of Reich & Tang Distributors, Inc.

				N/A	N/A

Chris Gill, 1964	Vice President	Since 2008
Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of three other funds in the Reich & Tang Complex. Mr. Gill also serves as Senior Vice President of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Director of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

				N/A	N/A

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
DIRECTORS AND OFFICERS INFORMATION (CONTINUED) (UNAUDITED)

Directors and Officers Information (continued)
December 31, 20091

Name, Address2, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served3	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Interested Directors/Officers (continued):
Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008
Senior Vice President and Chief Financial Officer of RTAM, LLC, Reich & Tang Deposit Solutions, LLC and Reich & Tang Services, Inc. Associated with RTAM, LLC since September 2004. Mr. Jerkovich is Treasurer and Assistant Secretary of three other funds in the Reich & Tang Fund Complex. Mr. Jerkovich also serves as Senior Vice President and Controller of Reich & Tang Distributors, Inc. From 2007 to 2008 Mr. Jerkovich was Vice President of eight Funds in the Reich & Tang Fund Complex. Mr. Jerkovich was Vice President and Chief Investment Officer at Winklevoss Consulting from May 2002 to June 2004.

				N/A	N/A

Christine Manna, 1970	Secretary	Since 2007
Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of three other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

				N/A	N/A

Robert Rickard, 1969	Vice President	Since 2007
Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc.. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of three other funds in the Reich & Tang Fund Complex.

				N/A	N/A

1
The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc. (the “Fund”) direcotrs/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

2	The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3
Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4	Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with RTAM, LLC, the Fund’s investment advisor.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

California Daily Tax Free Income Fund, Inc.

600 Fifth Avenue
New York, New York 10020

Manager

Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020

Custodian

The Bank of New York Mellon
2 Hanson Place, 7th Floor
Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.
600 Fifth Avenue
New York, New York 10020

Distributor

Reich & Tang Asset Distributor, Inc.
600 Fifth Avenue
New York, New York 10020
CA12/09A

CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.

   Annual Report
December 31, 2009

Item 2:              Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on January 14, 2010 to reflect a change in the Funds covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:              Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:              Principal Accountant Fees and Services

FYE 12/31/2009                                       FYE 12/31/2008

4(a)           Audit Fees                                $34,500                                                      $33,500
4(b)           Audit Related Fees                  $         0                                                      $         0
4(c)           Tax Fees                                    $  4,350                                                      $  4,000
4(d)           All Other Fees                          $         0                                                      $         0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g)  $4,350 and $60,500, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2008.  $4,000 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2008.

Tax fees for the fiscal year-end December 31, 2009, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end December 31, 2008, includes fees billed for the preparation and review of tax returns.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:              Audit Committee of Listed Registrants

Not applicable.

Item 6:              Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:              Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:              Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:                      Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:                      Exhibits

(a)(1) Code of Ethics.

(a)(2)   Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of  the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)   Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of  the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*             /s/ Christine Manna
Christine Manna, Secretary

Date:  March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael P. Lydon
Michael P. Lydon, President

Date:  March 2, 2010

By (Signature and Title)*   /s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  March 2, 2010

* Print the name and title of each signing officer under his or her signature.